                                               Filed Pursuant to Rule 497
                                               Registration File No.: 2-74667



                          Equitable Life's 300+ Series
                   Certificates under Group Annuity Contracts


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Supplement dated October 18, 1999
to the prospectus dated May 1, 1999

This supplement adds and modifies certain information contained in the prospectus dated May 1, 1999 for Equitable Life's 300+ Series Certificates issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise. This supplement provides information on:


(1) the new portfolios of EQ Advisors Trust now available under your Certificate. Pursuant to the Substitution effected October 18, 1999, these new portfolios replaced each of the portfolios of The Hudson River Trust formerly available;

(2)  the Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. change to AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."

(1)  NEW EQ ADVISORS TRUST PORTFOLIOS

THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS:

Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about the Trust.

THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE OF THE PARAGRAPH IMMEDIATELY FOLLOWING THE TABLE ON THE COVER PAGE OF THE PROSPECTUS:

They, in turn, invest in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust.

IN THE "EQUITABLE 300 + SERIES CERTIFICATES AT A GLANCE - KEY FEATURES," THE INFORMATION IN THE FIFTH BULLET POINT ON PAGE 5 OF THE PROSPECTUS UNDER "FEES AND CHARGES" IS MODIFIED AS FOLLOWS:

o Annual expenses of EQ Advisors Trust Portfolios are calculated as a percentage of net assets in each portfolio. These expenses include management fees ranging from 0.25% to 0.80% annually, other expenses and, for certain Portfolios, 12b-1 fees of 0.25% annually.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOR THESE FUNDS UNDER "FEE TABLE" AND "EXAMPLES" ON PAGES 6 AND 7 OF THE PROSPECTUS:

For a complete description of portfolio charges and expenses, please see the attached prospectus for EQ Advisors Trust.

The Fund charges shown in the table are expressed as an annual percentage of daily net assets, in each Fund. The EQ Advisors Trust annual expenses are shown as a percentage of average daily net assets in each portfolio.

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CERTIFICATE OWNER TRANSACTION EXPENSES:
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Sales loan on purchases                                 NONE
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Maximum annual participant service charge               $30
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


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                                   Alliance
                        Alliance  Intermediate  Alliance               Alliance
                         Money     Government    High      Alliance     Growth
                         Market    Securities    Yield     Balanced    & Income
--------------------------------------------------------------------------------
Fund Related
  Expenses
  Administration charge  0.25%       0.25%       0.25%       0.25%       0.25%
  Other Expenses         0.15        0.22        0.33        0.13        0.24
  Total                  0.40%       0.47%       0.58%       0.38%       0.49%
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Trust Related
  Expenses
  Management fees        0.35%(l)    0.35%(l)    0.60%       0.41%       0.55%
  Other Expenses         0.03        0.06        0.04        0.05        0.04
  Total                  0.38%(1)    0.41%(l)    0.64%       0.46%       0.59%
--------------------------------------------------------------------------------
TOTAL FUND AND PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE LIMITATION AS TO
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES)(2)(3)

                         0.78%       0.88%(1)    1.22%       0.84%       1.08%
--------------------------------------------------------------------------------

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                         Alliance    Alliance              Alliance    Alliance
                          Common    Aggressive Alliance  Conservative   Growth
                          Stock       Stock     Global    Investors   Investors
--------------------------------------------------------------------------------

Fund Related
  Expenses
  Administration charge
  Other Expenses           0.25%       0.15%     0.25%       0.25%      0.25%
  Total                    0.13        0.22      0.24        0.53       0.44
                           0.38%       0.47%     0.49%       0.78%      0.69%
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Trust Related
  Expenses
  Management fees          0.36%       0.54%     0.64%       0.48%      0.51%
  Other Expenses           0.04        0.03      0.08        0.06       0.05
  Total                    0.40%       0.57%     0.72%       0.54%      0.56%
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TOTAL FUND AND PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE LIMITATION AS TO
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES)(2)(3)

                           0.78%       1.04%     1.21%       1.32%     1.25%
--------------------------------------------------------------------------------

(1) The annual amount of management fees applicable to the Alliance Money Market Portfolio and Alliance Intermediate Government Securities Portfolio is, in each case, limited to 0.35% of the value of the portfolio's average daily net assets. This limitation is a Certificate right for participants who enrolled prior to May 1, 1987 and cannot be changed without their consent. Equitable Life has voluntarily agreed to impose this limitation for all other participants in those portfolios and reserves the right to discontinue the limitation at any time. Absent this limitation, the management fees for the Alliance Intermediate Government Securities Portfolio would be 0.50% and for the Alliance Money Market Portfolio would be 0.35%, the same as the limitation. See "Charges and Expense-Expense Limitations."

(2) The management fee for each portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolios. The maximum management fee for each portfolio, however, cannot be increased without a vote of the portfolio's shareholders. The amounts shown in the Table under "Fund Related Expenses" and under "Trust Related Expenses" for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Balanced and Alliance Common Stock Funds/Portfolios, when added together, are limited by the Certificates to 1% of the value of the Alliance Money Market option's average daily net assets and 1.5% of the value of the Alliance Common Stock, Alliance Intermediate Government Securities and Alliance Balanced Funds' respective average daily net assets. For the Alliance High Yield, Alliance Aggressive Stock and Alliance Global Funds, Equitable Life applies a voluntary combined Fund/Portfolio expense limitation at an effective annual rate of 1.5% of average daily net assets of each fund. See "Charges and Expense-Expense Limitations."

(3) On October 18, 1999, these portfolios became part of EQ Advisors Trust. The "Other expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the year ended December 31, 1998. The restated expenses reflect an increase of 0.01%.

EXAMPLES

The examples below show the expenses that a hypothetical participant would pay, assuming a $1,000 contribution is invested in one of the funds listed, and a 5% annual return on assets(1). The expenses are the same whether or not the participant withdraws amounts held in any of the Funds. For purposes of the examples, the participant service charge is computed by applying a charge of $12 to the average number of participants for the year, divided by average assets for each Fund for the same period.

These examples should not be considered a representation of past or future expenses for each Fund or portfolio. Actual expenses may be greater or less than those shown below. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

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                               1 Year     3 Years    5 Years      10 Years
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Alliance Money Market          $8.31       $25.97    $45.13       $100.42
Alliance Intermediate
  Government Securities         9.33        29.12     50.56        112.18
Alliance High Yield            12.78        39.78     68.80        151.27
Alliance Balanced               8.92        27.86     48.39        107.49
Alliance Growth & Income       11.36        35.40     61.33        135.35
Alliance Common Stock            8.31        25.97     45.13        100.41
Alliance Aggressive Stock      10.95        34.15     59.18        130.75

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                               1 Year     3 Years    5 Years      10 Years
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Alliance Global                 12.68       39.47      68.27       150.14
Alliance Conservative
  Investors                     13.80       42.89      74.11       162.49
Alliance Growth Investors       13.09       40.71      70.40       154.64
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(1)  The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because the minimum amount applied must be $2,000 and the initial annuity payment must be at least $20. See "Certificate Provisions--Retirement Benefits." In some cases, charges for state premium or other taxes will be deducted from the amount applied.

THE FOLLOWING INFORMATION REPLACES THE TABLE AND INFORMATION FOLLOWING THE TABLE UNDER "VARIABLE INVESTMENT FUNDS" ON PAGE 11 OF THE PROSPECTUS:

PORTFOLIOS OF EQ ADVISORS TRUST

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    PORTFOLIO NAME                                        OBJECTIVE                            ADVISER
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
Alliance Money Market                 High level of current income while                Alliance Capital Management LP.
                                      preserving assets and maintaining liquidity
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Alliance Intermediate Government      High current income consistent with               Alliance Capital Management LP.
Securities                            preserving assets and principal
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Alliance High Yield                   High return by maximizing current income          Alliance Capital Management LP.
                                      and, to the extent consistent with that
                                      objective, capital appreciation
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Alliance Balanced                     High return through a combination of              Alliance Capital Management LP.
                                      current income and capital appreciation
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Alliance Growth & Income              Long-term growth through a combination            Alliance Capital Management LP.
                                      of current income and capital appreciation
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Alliance Common Stock                 Long-term growth of capital and increasing        Alliance Capital Management LP.
                                      income
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Alliance Aggressive Stock             Long-term growth of capital                       Alliance Capital Management LP.
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Alliance Global                       Long-term growth of capital                       Alliance Capital Management LP.
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Alliance Conservative Investors       High total return without, in the adviser's       Alliance Capital Management LP.
                                      opinion, undue risk to principal
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Alliance Growth Investors             High total return consistent with the             Alliance Capital Management LP.
                                      adviser's determination of reasonable risk
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MFS Emerging Growth Companies         Long-term growth of capital                       Massachusetts Financial Services Company

--------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index Fund              Replicate as closely as possible (before          Bankers Trust Company
                                      the deduction of portfolio expenses) the total
                                      return of the S&P 500
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Lazard Small Cap Value                Capital appreciation                              Lazard Asset Management
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock     Long-term growth of capital                       Rowe Price-Fleming International, Inc,
--------------------------------------------------------------------------------------------------------------------------------


Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete portfolios under the Funds.

THE FOLLOWING INFORMATION REPLACES THE CAPTION, FIRST SENTENCE AND FIRST BULLET UNDER "EXPENSES THAT THE TRUSTS INCUR" ON PAGE 19 OF THE PROSPECTUS:

EXPENSES THAT THE TRUST INCURS

The EQ Advisors Trust incurs the following types of fees and expenses: Management fees ranging from 0.25% to 0.80%.

UNDER "CERTAIN EXPENSE LIMITATIONS" ON PAGE 20 OF THE PROSPECTUS, THE INFORMATION IN THE FIRST BULLET POINT IS MODIFIED AS FOLLOWS;

o Management fees and certain other expenses attributable to assets of the Funds invested in the corresponding portfolio of EQ Advisors Trust.

THE FOLLOWING TWO SENTENCES REPLACE THE FIRST SENTENCE AND THE SENTENCE IN THE THIRD BULLET POINT, RESPECTIVELY,UNDER "ABOUT YOUR VOTING RIGHTS" ON PAGE 27 OF THE PROSPECTUS:

As the owner of the shares of EQ Advisors Trust, we have the right to vote on certain matters involving the portfolios, such as:

o Any other matters described in the prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "VOTING RIGHTS OF OTHERS" ON PAGE 27 OF THE PROSPECTUS:

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan Trust. In addition, shares of EQ Advisors Trust are held by other separate accounts of ours and by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Certificate owners, we currently do not foresee any disadvantages because of this. EQ Advisors Trust Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our Certificate owners, we will see to it that appropriate action is taken.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE THIRD SENTENCE OF THE SECOND PARAGRAPH UNDER "INVESTMENT PERFORMANCE" ON PAGE 31 OF THE PROSPECTUS:

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust and any predecessors that it may have had.

(2) THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT EQUITABLE LIFE" ON PAGE 25 OF THE PROSPECTUS:

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a stock life insurance company that issues the Certificates. We are a New York corporation and have been doing business since 1859. Equitable Life is a wholly-owned subsidiary of AXA Financial, Inc. The majority shareholder of AXA Financial, Inc. is AXA, a French insurance holding company. As a majority shareholder, and under its other arrangements with Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. Equitable Life's related companies, however, have no legal responsibility to pay amounts that Equitable Life owes under the Certificates.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $390.8 billion in assets as of June 30, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(3) CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING INFORMATION REPLACES THE CAPTION AND INFORMATION UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 25 OF THE PROSPECTUS:

ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to a different portfolio of the Trust.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September, 1999 EQ Financial Consultants, Inc. served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. Prior to October 18,
1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999 these portfolios became corresponding portfolios of EQ Advisors Trust and any predecessors that it may have had.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on a Trust's shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its class 1B shares and other aspects of its operations, appears in its prospectus attached at the end of this prospectus, or in the SAI, which is available upon request.

(4) EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE
THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "UNDERWRITER" ON PAGE 29 OF THE PROSPECTUS:

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants Inc. and an affiliate of Equitable Life, performs all sales functions for the Certificates and may be deemed to be the principal underwriter of Separate Account No.301. AXA Advisors is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors and Equitable Life are both indirect subsidiaries of AXA Financial, Inc. The offering of the Certificates is intended to be continuous. We have paid no underwriting commissions during any of the last three fiscal years with respect to units of interest under the Certificates.

(5) ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 28 OF THE PROSPECTUS:

Equitable Life relies upon various computer systems in order to administer your Certificate and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on, or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business, and substantially all vendors and service providers considered non-critical, have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. If confirmation is not received from any of the remaining non-critical vendors or service providers, the vendor or service provider will be replaced, eliminated or the subject of contingency plans, Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the system of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271)(1998).